Segment Information	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
Segment Information
41.	SEGMENT INFORMATION

The Company has the following reportable segments that provide different products or services.  The reportable segments are managed separately because each segment represents a strategic business unit that serves different markets.  Segment information is provided to CEO who allocates resources and assesses segment performance.  The Company’s measure of segment performance is mainly based on revenues and income before income tax.  The Company’s reportable segments are as follows:

a.	Domestic fixed communications business - the provision of local telephone services, domestic long distance telephone services, broadband access, and related services;
b.	Mobile communications business - the provision of mobile services, sales of mobile handsets and data cards, and related services;
c.	Internet business - the provision of HiNet services and related services;
d.	International fixed communications business - the provision of international long distance telephone services and related services;
e.	Others - the provision of non-telecom services and the corporate related items not allocated to reportable segments.

Some operating segments have been aggregated into a single operating segment taking into account the following factors:  (a) similar economic characteristics such as long-term gross profit margins; (b) the nature of the telecommunications products and services are similar; (c) the nature of production processes of the telecommunications products and services are similar; (d) the type or class of customer for the telecommunications products and services are similar; and (e) the methods used to provide the services to the customers are similar.

There was no material differences between the accounting policies of the operating segments and the accounting policies described in Note 3.

a.	Segment revenues and operating results

Analysis by reportable segment of revenues and operating results of continuing operations was as follows:

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Year ended December 31, 2017
Revenues
From external customers	$71,137	$109,376	$28,917	$13,552	$4,532	$227,514
Intersegment revenues	22,515	2,031	4,209	2,375	4,600	35,730
Segment revenues	$93,652	$111,407	$33,126	$15,927	$9,132	263,244
Intersegment elimination						(35,730)
Consolidated revenues						$227,514
Segment income (loss) before income tax	$24,888	$12,433	$11,118	$1,029	$(1,459)	$48,009

Year ended December 31, 2018
Revenues
From external customers	$66,753	$100,937	$29,813	$13,435	$4,545	$215,483
Intersegment revenues	17,125	1,702	4,038	2,234	5,008	30,107
Segment revenues	$83,878	$102,639	$33,851	$15,669	$9,553	245,590
Intersegment elimination						(30,107)
Consolidated revenues						$215,483
Segment income (loss) before income tax	$18,243	$15,328	$11,944	$1,024	$(1,553)	$44,986

Year ended December 31, 2019
Revenues
From external customers	$65,728	$95,469	$30,091	$11,485	$4,747	$207,520
Intersegment revenues	16,065	1,564	3,951	2,079	4,914	28,573
Segment revenues	$81,793	$97,033	$34,042	$13,564	$9,661	236,093
Intersegment elimination						(28,573)
Consolidated revenues						$207,520
Segment income (loss) before income tax	$19,537	$11,250	$12,515	$799	$(2,234)	$41,867

b.	Other segment information

Other information reviewed by the chief operating decision maker or regularly provided to the chief operating decision maker was as follows:

For the year ended December 31, 2017

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of the profit of associates and joint ventures accounted for using equity method	$—	$—	$—	$—	$419	$419
Interest income	$21	$15	$9	$15	$145	$205
Interest expenses	$—	$6	$—	$—	$16	$22
Operating costs and expenses	$62,795	$80,275	$13,288	$13,385	$10,963	$180,706
Depreciation and amortization	$15,614	$11,001	$3,385	$1,477	$453	$31,930
Capital expenditure	$11,647	$9,742	$2,779	$1,580	$1,127	$26,875
Reversal of impairment loss on investment properties	$11	$—	$—	$—	$—	$11
Impairment loss on intangible assets	$—	$9	$—	$—	$—	$9

For the year ended December 31, 2018

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of the profit of associates and joint ventures accounted for using equity method	$—	$—	$—	$—	$509	$509
Interest income	$18	$12	$19	$28	$120	$197
Interest expenses	$—	$—	$—	$—	$18	$18
Operating costs and expenses	$59,430	$73,901	$13,766	$13,279	$11,573	$171,949
Depreciation and amortization	$15,027	$13,788	$3,121	$1,425	$448	$33,809
Capital expenditure	$12,693	$10,664	$2,729	$1,348	$1,116	$28,550
Reversal of impairment loss on investment properties	$19	$—	$—	$—	$—	$19
Impairment loss on intangible assets	$—	$51	$—	$—	$—	$51

For the year ended December 31, 2019

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of the profit of associates and joint ventures accounted for using equity method	$—	$—	$—	$—	$459	$459
Interest income	$15	$9	$20	$41	$166	$251
Interest expenses	$5	$58	$1	$12	$28	$104
Operating costs and expenses	$56,269	$72,952	$13,850	$11,427	$12,249	$166,747
Depreciation and amortization	$14,842	$16,254	$2,914	$1,547	$792	$36,349
Capital expenditure	$12,071	$7,773	$1,425	$1,117	$1,780	$24,166
Impairment loss on property, plant and equipment	$—	$—	$—	$—	$93	$93
Reversal of impairment loss on investment properties	$57	$—	$—	$—	$—	$57
Impairment loss on intangible assets	$—	$9	$—	$—	$—	$9
Impairment loss on other assets	$13	$—	$13	$—	$18	$44

c.	Main products and service revenues

The following is an analysis of the Company’s revenue from its major products and services.

	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)
Mobile services revenue	$75,823	$63,906	$58,703
Sales of product	37,649	41,289	41,593
Local telephone and domestic long distance telephone services revenue	32,247	29,996	27,929
Broadband access and domestic leased line services revenue	22,950	22,453	22,116
Data communications internet services revenue	21,143	21,137	21,003
International network and leased telephone services revenue	9,328	8,724	7,066
Others	28,374	27,978	29,110
	$227,514	$215,483	$207,520

d.	Geographic information

The users of the Company’s services are mainly from Taiwan, ROC.  The revenues it derived outside Taiwan are mainly revenues from international long distance telephone and leased line services.  The geographic information for revenues was as follows:

	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)
Taiwan, ROC	$217,568	$205,696	$197,895
Overseas	9,946	9,787	9,625
	$227,514	$215,483	$207,520

The Company has long-lived assets in U.S., Singapore, Hong Kong, China, Vietnam, Japan, and Thailand and except for $4,324 million and $4,063 million as of December 31, 2018 and 2019, respectively, in the aforementioned areas, the other long-lived assets are located in Taiwan, ROC.

e.	Major customers

As of December 31, 2017, 2018 and 2019, the Company did not have any single customer whose revenue exceeded 10% of the total revenues.